Shareholder Report, Holdings (Details)	Jun. 30, 2024
Callodine Equity Income Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Callodine Equity Income Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Callodine Equity Income Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Callodine Equity Income Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Callodine Equity Income Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Callodine Equity Income Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Callodine Equity Income Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Callodine Equity Income Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Callodine Equity Income Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Callodine Equity Income Series (Class I) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class I) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Callodine Equity Income Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Callodine Equity Income Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Callodine Equity Income Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Callodine Equity Income Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Callodine Equity Income Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Callodine Equity Income Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Callodine Equity Income Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Callodine Equity Income Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Callodine Equity Income Series (Class S) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class S) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Callodine Equity Income Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Callodine Equity Income Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Callodine Equity Income Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Callodine Equity Income Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Callodine Equity Income Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Callodine Equity Income Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Callodine Equity Income Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Callodine Equity Income Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Callodine Equity Income Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Callodine Equity Income Series (Class Z) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Callodine Equity Income Series (Class Z) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Core Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class I) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Core Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Core Bond Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class I) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Core Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Core Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Core Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Core Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Core Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class S) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Core Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Core Bond Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class S) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Core Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Core Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Core Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Core Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Core Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class W) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Core Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Core Bond Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class W) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Core Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Core Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Core Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Core Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Core Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class Z) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Core Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Core Bond Series (Class Z) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Series (Class Z) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Core Bond Series (Class Z) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Core Bond Series (Class Z) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Core Bond Series (Class Z) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Credit Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Credit Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Credit Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Credit Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Credit Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Credit Series (Class W) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Credit Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Credit Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Credit Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Credit Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Credit Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Diversified Tax Exempt Series (Class A) | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.60%
Diversified Tax Exempt Series (Class A) | TEXAS
Holdings [Line Items]
Percent of Total Investments	8.30%
Diversified Tax Exempt Series (Class A) | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	8.00%
Diversified Tax Exempt Series (Class A) | FLORIDA
Holdings [Line Items]
Percent of Total Investments	6.70%
Diversified Tax Exempt Series (Class A) | Tennessee [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Diversified Tax Exempt Series (Class A) | Maryland [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Diversified Tax Exempt Series (Class A) | OHIO
Holdings [Line Items]
Percent of Total Investments	4.70%
Diversified Tax Exempt Series (Class A) | Massachusetts [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Diversified Tax Exempt Series (Class A) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Total Investments	3.30%
Diversified Tax Exempt Series (Class A) | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	2.90%
Diversified Tax Exempt Series (Class A) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diversified Tax Exempt Series (Class A) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Diversified Tax Exempt Series (Class A) | Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Diversified Tax Exempt Series (Class A) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Tax Exempt Series (Class A) | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diversified Tax Exempt Series (Class W) | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.60%
Diversified Tax Exempt Series (Class W) | TEXAS
Holdings [Line Items]
Percent of Total Investments	8.30%
Diversified Tax Exempt Series (Class W) | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	8.00%
Diversified Tax Exempt Series (Class W) | FLORIDA
Holdings [Line Items]
Percent of Total Investments	6.70%
Diversified Tax Exempt Series (Class W) | Tennessee [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Diversified Tax Exempt Series (Class W) | Maryland [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Diversified Tax Exempt Series (Class W) | OHIO
Holdings [Line Items]
Percent of Total Investments	4.70%
Diversified Tax Exempt Series (Class W) | Massachusetts [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Diversified Tax Exempt Series (Class W) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Total Investments	3.30%
Diversified Tax Exempt Series (Class W) | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	2.90%
Diversified Tax Exempt Series (Class W) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diversified Tax Exempt Series (Class W) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Diversified Tax Exempt Series (Class W) | Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Diversified Tax Exempt Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Tax Exempt Series (Class W) | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Yield Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
High Yield Bond Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
High Yield Bond Series (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
High Yield Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
High Yield Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
High Yield Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Yield Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
High Yield Bond Series (Class I) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
High Yield Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
High Yield Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
High Yield Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Yield Bond Series (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
High Yield Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
High Yield Bond Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
High Yield Bond Series (Class S) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
High Yield Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
High Yield Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
High Yield Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Yield Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
High Yield Bond Series (Class S) | Cash, Short-Term Investment and Liabilities, Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
High Yield Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
High Yield Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
High Yield Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Yield Bond Series (Class S) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
High Yield Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
High Yield Bond Series (Class W) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
High Yield Bond Series (Class W) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
High Yield Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
High Yield Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
High Yield Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Yield Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
High Yield Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
High Yield Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
High Yield Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Yield Bond Series (Class W) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
High Yield Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
High Yield Bond Series (Class Z) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Yield Bond Series (Class Z) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
High Yield Bond Series (Class Z) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
High Yield Bond Series (Class Z) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
High Yield Bond Series (Class Z) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
High Yield Bond Series (Class Z) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
High Yield Bond Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
High Yield Bond Series (Class Z) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Yield Bond Series (Class Z) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
High Yield Bond Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
High Yield Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
High Yield Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
High Yield Bond Series (Class Z) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
High Yield Bond Series (Class Z) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
High Yield Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Real Estate Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Series (Class I) | REITS - Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Real Estate Series (Class I) | REITS - Specialized [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Real Estate Series (Class I) | REITS - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Series (Class I) | REITS - Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Real Estate Series (Class I) | REITS - Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Series (Class I) | REITS - Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class I) | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Series (Class S) | REITS - Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Real Estate Series (Class S) | REITS - Specialized [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Real Estate Series (Class S) | REITS - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Series (Class S) | REITS - Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Real Estate Series (Class S) | REITS - Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Series (Class S) | REITS - Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class S) | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Series (Class W) | REITS - Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Real Estate Series (Class W) | REITS - Specialized [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Real Estate Series (Class W) | REITS - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Series (Class W) | REITS - Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Real Estate Series (Class W) | REITS - Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Series (Class W) | REITS - Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class W) | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class Z) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class Z) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Series (Class Z) | REITS - Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Real Estate Series (Class Z) | REITS - Specialized [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Real Estate Series (Class Z) | REITS - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Series (Class Z) | REITS - Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Real Estate Series (Class Z) | REITS - Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Real Estate Series (Class Z) | REITS - Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate Series (Class Z) | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unconstrained Bond Series (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Unconstrained Bond Series (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class I) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unconstrained Bond Series (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Unconstrained Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Unconstrained Bond Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Unconstrained Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Unconstrained Bond Series (Class I) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class I) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unconstrained Bond Series (Class S) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unconstrained Bond Series (Class S) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Unconstrained Bond Series (Class S) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class S) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class S) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unconstrained Bond Series (Class S) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class S) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class S) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class S) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Unconstrained Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Unconstrained Bond Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Unconstrained Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class S) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Unconstrained Bond Series (Class S) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class S) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unconstrained Bond Series (Class W) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unconstrained Bond Series (Class W) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Unconstrained Bond Series (Class W) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class W) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class W) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unconstrained Bond Series (Class W) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unconstrained Bond Series (Class W) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unconstrained Bond Series (Class W) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unconstrained Bond Series (Class W) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Unconstrained Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Unconstrained Bond Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Unconstrained Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Unconstrained Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class W) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unconstrained Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Unconstrained Bond Series (Class W) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class W) | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%